Investment in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	₩ 675,884,281	₩ 648,152,185
Total liabilities	624,753,859	598,613,763
Total equity	51,130,422	49,538,422	₩ 46,356,858	₩ 41,930,381
Shinhan Financial Group(separate)
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	37,456,314	36,815,893
Total liabilities	10,779,765	10,410,517
Total equity	26,676,549	26,405,376
Shinhan Bank Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	491,981,392	467,435,213
Total liabilities	460,814,132	438,199,575
Total equity	31,167,260	29,235,638
Shinhan Card Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	43,050,321	38,472,228
Total liabilities	35,591,567	31,737,225
Total equity	7,458,754	6,735,003
Shinhan Securities Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	43,821,577	44,446,803
Total liabilities	38,479,027	39,421,314
Total equity	5,342,550	5,025,489
Shinhan Life Insurance Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	66,753,920	70,535,556
Total liabilities	63,271,167	65,382,992
Total equity	3,482,753	5,152,564
Shinhan Capital Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	13,035,892	10,921,698
Total liabilities	11,048,996	9,189,041
Total equity	1,986,896	1,732,657
Jeju Bank
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	7,320,304	6,944,214
Total liabilities	6,798,450	6,428,269
Total equity	521,854	515,945
Shinhan Credit Information Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	0	31,377
Total liabilities	0	12,334
Total equity	0	19,043
Shinhan Alternative Investment Management Inc.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	0	114,973
Total liabilities	0	70,449
Total equity	0	44,524
Shinhan Asset Management Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	319,511	242,760
Total liabilities	88,519	40,181
Total equity	230,992	202,579
SHC Management Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	9,746	9,636
Total liabilities	0	0
Total equity	9,746	9,636
Shinhan DS
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	107,366	92,591
Total liabilities	59,833	52,804
Total equity	47,533	39,787
Shinhan Savings Bank
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	3,043,506	2,644,942
Total liabilities	2,723,713	2,413,176
Total equity	319,793	231,766
Shinhan Asset Trust Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	435,815	373,488
Total liabilities	110,981	122,890
Total equity	324,834	250,598
Shinhan AITAS Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	94,725	90,116
Total liabilities	10,147	9,786
Total equity	84,578	80,330
Shinhan REITs Management Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	58,610	63,026
Total liabilities	5,559	10,584
Total equity	53,051	52,442
Shinhan AI Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	41,431	44,031
Total liabilities	2,264	2,563
Total equity	39,167	41,468
Shinhan Venture Investment Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	140,310	98,914
Total liabilities	63,309	23,331
Total equity	77,001	75,583
Shinhan EZ General Insurance, Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	241,096	0
Total liabilities	115,448	0
Total equity	₩ 125,648	₩ 0